UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund: BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 111.5%
Corporate — 5.5%
Beaver County IDA, Refunding RB, FirstEnergy, Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$1,200	$1,202,640
Delaware County IDA Pennsylvania, Refunding RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series B, AMT (NPFGC), 5.00%, 11/01/36	2,520	2,550,013
Montgomery County IDA Pennsylvania, RB, Philadelphia Presbytery Homes, 6.63%, 12/01/30	265	275,346
Northumberland County IDA, Refunding RB, Aqua Pennsylvania Inc. Project, AMT (NPFGC), 5.05%, 10/01/39	4,500	4,533,750
Pennsylvania Economic Development Financing Authority, RB, Series A, Waste Management Inc. Project, AMT, 5.10%, 10/01/27	1,200	1,206,948
		9,768,697
County/City/Special District/School District — 33.0%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,245,030
5.25%, 3/01/27	2,500	2,643,600
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGM), 5.25%, 12/15/32	7,000	7,303,520
Connellsville Area School District, GO, Series B (AGM), 5.00%, 11/15/37	1,000	1,011,750
County of York Pennsylvania, GO, 5.00%, 3/01/36	400	421,276
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	1,000	1,021,930
East Stroudsburg Area School District, GO, Series A (NPFGC), 7.75%, 9/01/27	2,000	2,421,340
Erie County Conventional Center Authority, RB (NPFGC), 5.00%, 1/15/36	8,850	8,998,591
Falls Township Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	1,070	1,100,698
Marple Newtown School District, GO (AGM), 5.00%, 6/01/31	3,500	3,849,370

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (concluded)
Northeastern School District York County, GO, Series B (NPFGC), 5.00%, 4/01/32	$1,585	$1,648,923
Philadelphia Redevelopment Authority, RB:
Neighborhood Transformation, Series A (NPFGC), 5.50%, 4/15/22	1,750	1,772,278
Quality Redevelopment Neighborhood, Series B AMT (FGIC), 5.00%, 4/15/27	4,645	4,659,492
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (b)	4,250	4,420,595
Series E, 6.00%, 9/01/38	4,800	5,216,256
Philadelphia School District, GO, Refunding, Series A (BHAC), 5.00%, 6/01/34	1,000	1,091,700
Philipsburg Osceola Area School District Pennsylvania, GO (AGM), 5.00%, 4/01/41	755	770,123
Reading School District, GO (AGM), 5.00%, 1/15/29	3,950	4,116,809
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 4.82%, 9/01/30 (c)	6,145	2,411,851
York City School District, GO, Series A (Syncora), 5.25%, 6/01/22	1,040	1,114,922
		58,240,054
Education — 8.8%
Adams County IDA, Refunding RB, Gettysburg College, 5.00%, 8/15/26	100	107,037
Pennsylvania Higher Educational Facilities Authority, RB (NPFGC):
Series AE, 4.75%, 6/15/32	8,845	9,006,156
Drexel University, Series A, 5.00%, 5/01/37	1,500	1,543,815
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
State System Higher Education, Series Al, 5.00%, 6/15/35	1,780	1,889,968
Drexel University Series A, 5.25%, 5/01/41	2,750	2,884,173
		15,431,149

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health — 12.9%
Allegheny County Hospital Development Authority, RB, Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/26	$2,000	$2,359,700
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46 (d)	2,020	2,213,395
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,144,107
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	500	514,255
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, 5.75%, 7/01/39	1,160	1,147,217
Montgomery County Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital, Series A, 5.13%, 6/01/33	1,500	1,487,355
Montgomery County IDA Pennsylvania, RB, Acts Retirement Life Community,
Series A-1, 6.25%, 11/15/29	235	244,771
Acts Retirement Life Community, 4.50%, 11/15/36	295	237,377
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (d)	3,000	3,695,130
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	590	598,679
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	2,000	2,059,180
		22,701,166
Housing — 4.9%
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A,
4.75%, 4/01/31	695	687,153
4.85%, 10/01/37	4,125	4,094,764
Series 99-A, 5.15%, 4/01/38	800	816,272
Philadelphia New Public Housing Authority, RB, Series A (AGM), 5.50%, 12/01/18	3,000	3,128,130
		8,726,319
State — 10.2%
Commonwealth of Pennsylvania, GO, 5.00%, 11/15/30	6,355	7,053,669
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,777,012

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (concluded)
State Public School Building Authority, RB:
(AGM) CAB, Corry Area School District, 4.85%, 12/15/22 (c)	$1,640	$1,049,272
(AGM) CAB, Corry Area School District, 4.87%, 12/15/23 (c)	1,980	1,195,306
(AGM) CAB, Corry Area School District, 4.89%, 12/15/24 (c)	1,980	1,121,789
(AGM) CAB, Corry Area School District, 4.92%, 12/15/25 (c)	1,770	948,189
School District Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	1,500	1,564,125
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	1,200	1,260,672
		17,970,034
Transportation — 17.4%
City of Philadelphia Pennsylvania, RB, Series A, 5.00%, 6/15/40	2,500	2,496,075
Delaware River Port Authority, RB, Series D (AGC), 5.00%, 1/01/40	1,560	1,611,636
Pennsylvania Turnpike Commission, 5.25%, 12/01/41	1,750	1,801,012
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	7,800	8,358,090
Series A (AMBAC), 5.25%, 12/01/32	350	360,206
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,619,210
Sub-Series A, 6.00%, 12/01/41	700	744,268
Philadelphia Authority for Industrial Development, Refunding RB, Philadelphia Airport System Project, Series A, AMT (NPFGC):
5.50%, 7/01/17	4,000	4,051,160
5.50%, 7/01/18	3,655	3,702,369
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,661,845
5.00%, 6/01/29	2,080	2,183,293
		30,589,164
Utilities — 18.8%
Allegheny County Sanitation Authority, Refunding RB, Series A (NPFGC), 5.00%, 12/01/30	5,000	5,174,650
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, 4th
Series (AMAC), 5.00%, 8/01/32	3,300	3,307,953
Series A, 5.25%, 1/01/36	700	730,506
Series C (AMBAC), 5.00%, 8/01/40	3,000	3,138,240
Ninth Series, 5.25%, 8/01/40	1,430	1,411,067
Delaware County IDA Pennsylvania, RB, Pennsylvania Suburban Water Co. Project, Series A, AMT (AMBAC), 5.15%, 9/01/32	5,500	5,540,040

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Utilities (concluded)
Lycoming County Water & Sewer Authority, RB (AGM), 5.00%, 11/15/41	$400	$407,948
Northampton Boro Municipal Authority, RB (NPFGC), 5.00%, 5/15/34	935	951,914
Pennsylvania Economic Development Financing Authority, RB:
Philadelphia Biosolids Facility, 6.25%, 1/01/32	900	944,451
American Water Co. Project, 6.20%, 4/01/39	1,300	1,441,453
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/20	7,000	7,210,840
Reading Area Water Authority Pennsylvania, RB (AGM), 5.00%, 12/01/27	2,680	2,836,190
		33,095,252
Total Municipal Bonds in Pennsylvania		196,521,835
Guam — 2.4%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	805	817,220
Transportation — 1.4%
Guam International Airport Authority, Refunding RB, General, Series C, AMT (NPFGC), 5.00%, 10/01/23	2,500	2,509,625
Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/37	850	876,486
Total Municipal Bonds in Guam		4,203,331
Puerto Rico — 0.7%
State — 0.7%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,312,850
Total Municipal Bonds in Puerto Rico		1,312,850
Total Municipal Bonds – 114.6%		202,038,016

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
Pennsylvania — 41.4%
County/City/Special District/School District — 4.3%
East Stroudsburg Area School District, GO, Refunding (AGM), 5.00%, 9/01/25	7,000	7,554,330
Education — 4.0%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	4,270	4,562,879
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	2,202	2,478,924
		7,041,803

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Pennsylvania (concluded)
Health — 9.7%
Geisinger Authority, RB:
5.13%, 6/01/34	$2,500	$2,597,725
5.25%, 6/01/39	3,128	3,249,209
5.13%, 6/01/41	6,270	6,493,024
Philadelphia Hospitals & Higher Education Facilities Authority, 5.00%, 7/01/41	4,680	4,773,179
		17,113,137
Housing — 1.6%
Pennsylvania HFA, Refunding RB, AMT, 4.70%, 10/01/37	2,950	2,822,088
State — 17.6%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	5,203	5,857,669
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	10,000	10,491,700
State Public School Building Authority, Refunding RB,, School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/26	14,026	14,625,812
		30,975,181
Transportation — 4.2%
City of Philadelphia Pennsylvania, RB, AMT (AGM), 5.00%, 6/15/37	7,500	7,403,550
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 41.4%		72,910,089
Total Long-Term Investments (Cost – $267,037,709) – 156.0%		274,948,105

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.10% (f)(g)	244,845	244,845
Total Short-Term Securities (Cost – $244,845) – 0.1%		244,845
Total Investments (Cost - $267,282,554*) – 156.1%		275,192,950
Other Assets Less Liabilities – 2.0%		3,450,396
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.5)%		(36,120,136)
VDRP Shares, at Liquidation Value – (37.6)%		(66,300,000)
Net Assets Applicable To Common Shares– 100.0%		$176,223,210

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$231,177,918
Gross unrealized appreciation	$8,216,975
Gross unrealized depreciation	(296,848)
Net unrealized appreciation	$7,920,127

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security is collateralized by Municipal or US Treasury obligations.

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF
Pennsylvania
Municipal
Money Fund	8,744,788	(8,499,943)	244,845	—

(g)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$274,948,105	—	$274,948,105
Short-Term Securities	$244,845	—	—	244,845
Total	$244,845	$274,948,105	—	$275,192,950

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	OCTOBER 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: December 21, 2011